Loss Per Share	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Loss Per Share
30.
Loss per share

	Year ended December 31
	2022	2021	2020
Weighted average shares outstanding (000s)
Basic and diluted (1)	229,871	186,038	21,865
Continuing operations
Net loss attributable to owners of the Company	(335,114)	(226,984)	(199,619)
Per share - basic and diluted	$(1.46)	$(1.22)	$(9.13)
Discontinued operations
Net loss attributable to owners of the Company	—	—	(33,627)
Per share - basic and diluted	$—	$—	$(1.54)
Net loss attributable to owners of the Company	(335,114)	(226,984)	(233,246)
Per share - basic and diluted	$(1.46)	$(1.22)	$(10.67)
(1)
For the year ended December 31, 2022, there were 0.3 million equity classified warrants, 10.1 million derivative warrants, 0.2 million simple warrants, 0.1 million performance warrants, 0.04 million stock options and 1.4 million RSUs that were excluded from the calculation as the impact was anti-dilutive (year ended December 31, 2021 – 0.4 million equity classified warrants, 9.9 million derivative warrants, 0.3 million simple warrants, 0.1 million performance warrants, 0.04 million stock options and 0.8 million RSUs, year ended December 31, 2020 – 0.1 million equity classified warrants, 0.2 million derivative warrants, 0.3 million simple warrants, 0.2 million performance warrants, 0.07 million stock options and 0.2 million RSUs).